Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Components Cost of Revenue
The following table represents cost of revenue for the years ended December 31:

	December 31,
	2025	2024
	$	$
Employee salaries and benefits	19,909	19,222
Web hosting fees	7,778	6,402
Third party service fees	18,927	14,479
Other	1,237	1,192
	47,851	41,295